CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Consulting Services at $0.231 [Member] Common Stock [Member] USD ($)	Consulting Services at $0.231 [Member] Additional Paid-in Capital [Member] USD ($)	Consulting Services at $0.231 [Member] USD ($)	Consulting Services at $0.155 [Member] Common Stock [Member] USD ($)	Consulting Services at $0.155 [Member] Additional Paid-in Capital [Member] USD ($)	Consulting Services at $0.155 [Member] USD ($)	Legal Services [Member] Common Stock [Member] USD ($)	Legal Services [Member] Additional Paid-in Capital [Member] USD ($)	Legal Services [Member] USD ($)	Preferred Stock [Member] USD ($)	Common Stock [Member] AP Settlements [Member]	Common Stock [Member] Private Offering [Member]	Common Stock [Member] Return 1 [Member] USD ($)	Common Stock [Member] Return 2 [Member] USD ($)	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] November 2012 [Member] USD ($)	Additional Paid-in Capital [Member] December 2012 [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Deferred Compensation, Share-based Payments [Member] USD ($)	Retained Earnings [Member] USD ($)	November 2012 [Member] USD ($)	December 2012 [Member] USD ($)	Return 1 [Member] USD ($)	Return 2 [Member] USD ($)	Total USD ($)
Beginning Balance at Sep. 10, 2009
Beginning Balance (in Shares) at Sep. 10, 2009
Net Loss																				(23,653)					(23,653)
Ending Balance at Dec. 31, 2009																				(23,653)					(23,653)
Net Loss																				(5,296)					(5,296)
Shares issued at $.0001 per share-3/10/2010															6,545			(5,525)							1,020
Shares issued at $.0001 per share-3/10/2010 (in Shares)															65,448,269
Affiliate payable converted to equity- 3/31/10																		21,958							21,958
Ending Balance at Mar. 31, 2010															6,545			16,433		(28,949)					(5,971)
Ending Balance (in Shares) at Mar. 31, 2010															65,448,269
Net Loss																				(82,668)					(82,668)
Restricted shares issued															513			(433)	(80)
Restricted shares issued (in Shares)															5,133,198
Ending Balance at Jun. 30, 2010															7,058			16,000	(80)	(111,617)					(88,639)
Ending Balance (in Shares) at Jun. 30, 2010															70,581,467
Net Loss																				(115,880)					(115,880)
Restricted shares issued															160			(135)	(25)
Restricted shares issued (in Shares)															1,604,124
Ending Balance at Sep. 30, 2010															7,219			15,864	(105)	(227,497)					(204,519)
Ending Balance (in Shares) at Sep. 30, 2010															72,185,591
Net Loss																				(185,191)					(185,191)
Vesting of restricted stock at $0.40 per share (prior year accrual of $872,387) (in Shares)
Restricted shares vested																			22						22
Restricted shares vested (in Shares)
Ending Balance at Dec. 31, 2010															7,219			15,864	(83)	(412,688)					(389,688)
Ending Balance (in Shares) at Dec. 31, 2010															72,185,591
Net Loss																				(174,767)					(174,767)
Restricted shares vested																			12						12
Restricted shares issued															128			(108)	(20)
Restricted shares issued (in Shares)															1,283,299
Additional Paid-In Capital-Compensation Expense																		10							10
Ending Balance at Mar. 31, 2011															7,347			15,766	(91)	(587,455)					(564,433)
Ending Balance (in Shares) at Mar. 31, 2011															73,468,891
Net Loss																				(235,432)					(235,432)
Restricted shares vested																			15						15
Restricted shares issued															128			(108)	(20)
Restricted shares issued (in Shares)															1,283,299
Ending Balance at Jun. 30, 2011															7,475			15,658	(96)	(822,887)					(799,850)
Ending Balance (in Shares) at Jun. 30, 2011															74,752,190
Net Loss																				(621,271)					(621,271)
Restricted Shares Cancelled															(288)			192	96
Restricted Shares Cancelled (in Shares)															(2,887,423)
Conversion of Debt															2,814			1,562,274							1,565,088
Conversion of Debt (in Shares)															28,135,234
Reverse merger shares issued 9/1/11															2,497			(2,497)
Reverse merger shares issued 9/1/11 (in Shares)															24,974,700
Restricted shares issued															32			21,752	(21,784)						0
Restricted shares issued (in Shares)															320,825
Ending Balance at Sep. 30, 2011															12,530			1,597,379	(21,784)	(1,444,158)					143,967
Ending Balance (in Shares) at Sep. 30, 2011															125,295,526
Net Loss																				(11,088,163)					(11,088,163)
Restricted shares vested																			5,446						5,446
Conversion of Debt										150								1,499,850							1,500,000
Conversion of Debt (in Shares)										1,500,000
Restricted shares issued																		1,565,461	(1,565,616)
Restricted shares issued (in Shares)															1,550,115
Allocation of proceeds from warrants																		(712,827)							(712,827)
Additional Paid-In Capital-Compensation Expense																		4,239							4,239
Ending Balance at Dec. 31, 2011										150					12,685			3,954,102	(1,581,954)	(12,532,321)					(10,147,338)
Ending Balance (in Shares) at Dec. 31, 2011										1,500,000					126,845,641
Net Loss																				(1,785,795)					(1,785,795)
Purchase of Preferred Stock																		200,000							200,000
Purchase of Preferred Stock (in Shares)										200,000
Restricted shares issued (in Shares)															200,000
Stock Options - Deferred Income																			763,480						763,480
Allocation of proceeds from warrants																		(946,049)							(946,049)
Ending Balance at Mar. 31, 2012										150					12,685			3,208,052	(818,474)	(14,318,115)					(11,915,702)
Ending Balance (in Shares) at Mar. 31, 2012										1,700,000					127,045,641
Net Loss																				(979,769)					(979,769)
Restricted Shares Cancelled															(155)			(1,565,461)	1,565,616
Restricted Shares Cancelled (in Shares)															(1,700,115)
Restricted Shares - Unvested															(24)			(16,314)	16,338
Restricted Shares - Unvested (in Shares)															(290,619)
Purchase of Common Stock - related to Private Offering															44			186,479							186,523
Purchase of Common Stock - related to Private Offering (in Shares)															440,000
Release of Common Stock from Shareholder (in Shares)															(440,000)
Restricted shares issued																		5,234,337	(5,234,337)
Stock Options - Deferred Income																			2,181,627						2,181,627
Recording of restricted stock																		145,398							145,398
Ending Balance at Jun. 30, 2012										150					12,550			7,192,491	(2,289,230)	(15,297,884)					(10,381,923)
Ending Balance (in Shares) at Jun. 30, 2012										1,700,000					125,054,907
Net Loss																				(856,619)					(856,619)
Vesting of restricted stock at $0.40 per share (prior year accrual of $872,387) (in Shares)															80,205
Purchase of Common Stock - related to Private Offering															62			232,438							232,500
Purchase of Common Stock - related to Private Offering (in Shares)															450,000
Release of Common Stock from Shareholder (in Shares)															(450,000)
Restricted shares vested (in Shares)															80,205
Stock Options - Deferred Income																			13,872						13,872
July 2012 warrant adjustment																		(29,349)							(29,349)
Recording of restricted stock																		436,194							436,194
Ending Balance at Sep. 30, 2012										150					12,612			7,831,774	(2,275,358)	(16,154,503)					(10,585,325)
Ending Balance (in Shares) at Sep. 30, 2012										1,700,000					125,135,112
Net Loss																				(1,453,477)					(1,453,477)
Purchase of common stock - via AP settlements															107			354,788							354,895
Purchase of common stock - via AP settlements (in Shares)															1,068,105
Purchase of Common Stock - related to Private Offering															(17)			(29,983)							(30,000)
Purchase of Common Stock - related to Private Offering (in Shares)															10,000
Release of Common Stock from Shareholder (in Shares)											(1,068,105)	(10,000)
Correction to reflect preferred stock amount										20								(20)
Restricted shares vested																			5,446						5,446
Stock Options - Deferred Income																			(753,254)						(753,254)
Cumulative correction - common stock															1
Cumulative correction - common stock															(188)			(42,760)	42,948
Beneficial conversion feature - notes payable																		614,696							614,696
Value of warrants -note payable																		416,528							416,528
Recording of restricted stock																		436,193							436,193
Additional Paid in Capital,Warrant Issued																(21,755)	(26,367)				(21,755)	(26,367)
Ending Balance at Dec. 31, 2012										170					12,514			9,533,095	(2,980,218)	(17,607,980)					(11,042,419)
Ending Balance (in Shares) at Dec. 31, 2012										1,700,000					125,135,113
Net Loss																				(3,248,438)					(3,248,438)
Return of shares from Founder													(369)	(1,289)									(369)	(1,289)
Return of shares from Founder (in Shares)													(3,686,634)	(12,886,346)
Conversion of notes payable and accrued interest into common stock at $0.03 per share															2,000			543,764							598,239
Conversion of notes payable and accrued interest into common stock at $0.03 per share (in Shares)															20,000,000
Shares issued to third party as debt discount in connection with notes payable at $0.18 per share															120			229,571							229,691
Shares issued to third party as debt discount in connection with notes payable at $0.18 per share (in Shares)															1,200,000
Shares issued as deferred financing costs in connection with notes payable at $0.172 per share															100			171,900							172,000
Shares issued as deferred financing costs in connection with notes payable at $0.172 per share (in Shares)															1,000,000
Shares issued for services	49	112,451	112,500	19	29,981	30,000	12	17,239	17,251
Shares issued for services (in Shares)	486,401			192,770			115,000
Shares issued to acquire software at $0.15 per share															100			149,900							150,000
Shares issued to acquire software at $0.15 per share (in Shares)															1,000,000										1,000,000
Stock based compensation																		425,133							425,133
Vesting of restricted stock at $0.40 per share (prior year accrual of $872,387)															545			1,308,040							1,308,585
Vesting of restricted stock at $0.40 per share (prior year accrual of $872,387) (in Shares)															5,452,434
Reclassification of derivative liabilities to equity																		6,384,814							6,384,814
Reclassification of warrants as derivative liabilities																		(2,013,972)							(2,013,972)
Loss on debt modification of notes payable																		5,035,609							5,035,609
Conversion of note payable-Affiliate to equity at $0.15 per share															369			552,994							553,363
Conversion of note payable-Affiliate to equity at $0.15 per share (in Shares)															3,686,634
Purchase of common stock - via AP settlements
Restricted shares vested (in Shares)															5,452,434
Conversion of Debt										(95)					1,399			(1,304)
Conversion of Debt (in Shares)										(949,932)					13,991,162
Beneficial conversion feature - notes payable																		493,115							493,115
Shares issued at $.0001 per share-3/10/2010 (in Shares)															13,991,162
Ending Balance at Sep. 30, 2013										$ 75					$ 15,569			$ 19,992,113		$ (20,856,419)					$ (848,662)
Ending Balance (in Shares) at Sep. 30, 2013										750,068					155,686,534